FAIR VALUE MEASUREMENT (Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment in Iluminage Beauty, Roll Forward
Realized gain	$ 2	$ 31	$ 120
Marketable Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year		1,061
Changes in realized gains included in earnings		53
Changes in unrealized gain included in other comprehensive income		136
Sales at carrying amount		$ (1,250)
Balance at the end of the year			1,061
Iluminage Beauty [Member]
Investment in Iluminage Beauty, Roll Forward
Fair value at the beginning of the year	$ 20,130	$ 24,720
Changes in the fair value included in earnings	(330)	(4,590)
Fair value at the end of the year	$ 19,800	$ 20,130	$ 24,720